CONTINGENT LIABILITIES (Narrative) (Details) ₪ in Millions, $ in Millions			1 Months Ended
	Feb. 05, 2023 ILS (₪)	Feb. 05, 2023 USD ($)	Jun. 16, 2024 USD ($)
Disclosure of contingent liabilities [line items]
Lawsuit claim amount	₪ 113.5	$ 32.0
Biokine Therapeutics Ltd [Member]
Disclosure of contingent liabilities [line items]
Lawsuit claim amount			$ 6.5